FAIR-VALUE MEASUREMENT - Reconciliation of the fair value measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR-VALUE MEASUREMENT
Beginning balance	$ 27,663	$ 12,188
Addition		8,364
Transfer from level 2		12,068
Impairment loss	$ (1,504)	$ (2,869)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Realized Investment Gains Losses	Realized Investment Gains Losses
Unrealized loss	$ (277)	$ (1,813)
Disposal	(8,500)	(275)
Ending balance	$ 17,382	$ 27,663